EXHIBIT 99.5

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Dec-19	16-Dec-19	15-Jan-20
To	31-Dec-19	15-Jan-20
Days	30

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,543,210,000.00

Required Participation Amount	$1,543,210,000.00
Excess Receivables	$146,028,070.63

Total Collateral	1,689,238,070.63

Collateral as Percent of Notes	135.14%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,735,117,791.74
Total Principal Collections	($1,874,485,889.26)
Investment in New Receivables	$1,893,127,783.58
Receivables Added for Additional Accounts	$0.00
Repurchases	($79,032,467.56)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($740,510,687.33)
Less Servicing Adjustment	($723,349.20)

Ending Balance	$4,933,493,181.97

SAP for Next Period	33.38%

Average Receivable Balance	$5,025,003,449.61
Monthly Payment Rate	37.30%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$16,718,411.66
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$16,718,411.66

Series Allocation Percentage at Month-End	33.38%
Floating Allocation Percentage at Month-End	92.74%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	30
LIBOR	1.739750%
Applicable Margin	0.320000%
	2.059750%

	Actual	Per $1000
Interest	2,145,572.92	1.72
Principal	—	—

		1.72
Total Due Investors	2,145,572.92
Servicing Fee	1,286,008.33

Excess Cash Flow	1,744,426.73

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.14%
Pass / Fail	PASS

Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	25.44%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.